Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
SG Holdings Co. Ltd.	600	$19,576
Yamato Holdings Co. Ltd.	1,000	22,128

		41,704

Airlines — 0.7%
ANA Holdings Inc.(a)	1,000	24,124
Japan Airlines Co. Ltd.	1,200	23,580

		47,704

Auto Components — 3.6%
Aisin Seiki Co. Ltd.	600	18,907
Bridgestone Corp.	600	19,921
Denso Corp.	600	23,006
JTEKT Corp.	2,600	20,972
Koito Manufacturing Co. Ltd.	400	16,949
NGK Spark Plug Co. Ltd.	1,000	16,123
Stanley Electric Co. Ltd.	800	19,448
Sumitomo Electric Industries Ltd.	1,800	20,960
Sumitomo Rubber Industries Ltd.	1,600	16,277
Toyoda Gosei Co. Ltd.	1,000	21,376
Toyota Industries Corp.	400	20,458
Yokohama Rubber Co. Ltd. (The)	1,400	21,143

		235,540

Automobiles — 2.8%
Honda Motor Co. Ltd.	800	20,673
Isuzu Motors Ltd.	2,400	22,488
Mazda Motor Corp.	3,300	21,105
Mitsubishi Motors Corp.	5,600	15,802
Nissan Motor Co. Ltd.	5,500	20,466
Subaru Corp.	800	17,662
Suzuki Motor Corp.	600	20,862
Toyota Motor Corp.	400	25,080
Yamaha Motor Co. Ltd.	1,400	20,207

		184,345

Banks — 4.5%
Aozora Bank Ltd.	1,200	22,299
Bank of Kyoto Ltd. (The)	600	21,553
Chiba Bank Ltd. (The)	4,000	19,010
Concordia Financial Group Ltd.	6,400	20,911
Fukuoka Financial Group Inc.	1,000	16,271
Japan Post Bank Co. Ltd.	2,000	16,522
Mebuki Financial Group Inc.	9,200	20,836
Mitsubishi UFJ Financial Group Inc.	4,000	16,492
Mizuho Financial Group Inc.	17,000	21,223
Resona Holdings Inc.	6,000	21,598
Seven Bank Ltd.	6,800	19,377
Shinsei Bank Ltd.	1,400	17,868
Shizuoka Bank Ltd. (The)	3,400	21,649
Sumitomo Mitsui Financial Group Inc.	800	23,161
Sumitomo Mitsui Trust Holdings Inc.	600	17,660

		296,430

Beverages — 1.5%
Asahi Group Holdings Ltd.	600	22,600
Coca-Cola Bottlers Japan Holdings Inc.	1,000	19,864
Ito En Ltd.	400	22,945
Kirin Holdings Co. Ltd.	1,000	20,490
Suntory Beverage & Food Ltd.	400	16,336

		102,235

Security	Shares	Value

Biotechnology — 0.3%
PeptiDream Inc.(a)	400	$17,951

Building Products — 1.4%
AGC Inc.	800	22,648
Daikin Industries Ltd.	200	29,424
LIXIL Group Corp.	1,400	19,544
TOTO Ltd.	600	23,781

		95,397

Capital Markets — 1.2%
Daiwa Securities Group Inc.	4,000	16,585
Japan Exchange Group Inc.	1,000	21,507
Nomura Holdings Inc.	4,800	20,624
SBI Holdings Inc.	1,000	21,432

		80,148

Chemicals — 6.0%
Air Water Inc.	1,200	17,432
Asahi Kasei Corp.	2,600	20,513
Daicel Corp.	2,200	18,623
JSR Corp.	1,000	19,604
Kansai Paint Co. Ltd.	1,000	20,718
Kuraray Co. Ltd.	2,000	21,015
Mitsubishi Chemical Holdings Corp.	2,800	16,485
Mitsubishi Gas Chemical Co. Inc.	1,400	20,844
Mitsui Chemicals Inc.	800	16,633
Nippon Paint Holdings Co. Ltd.	600	41,825
Nissan Chemical Corp.	400	17,654
Nitto Denko Corp.	400	21,646
Shin-Etsu Chemical Co. Ltd.	200	23,428
Showa Denko KK	1,000	23,901
Sumitomo Chemical Co. Ltd.	6,400	19,841
Taiyo Nippon Sanso Corp.	1,200	20,183
Teijin Ltd.	1,200	19,648
Toray Industries Inc.	4,200	20,424
Tosoh Corp.	1,400	19,466

		399,883

Commercial Services & Supplies — 1.4%
Dai Nippon Printing Co. Ltd.	800	18,185
Park24 Co. Ltd.	800	15,527
Secom Co. Ltd.	200	17,328
Sohgo Security Services Co. Ltd.	400	19,678
Toppan Printing Co. Ltd.	1,200	20,528

		91,246

Construction & Engineering — 1.5%
JGC Holdings Corp.	2,000	21,516
Kajima Corp.	1,600	18,148
Obayashi Corp.	2,000	18,508
Shimizu Corp.	2,200	18,624
Taisei Corp.	600	20,829

		97,625

Construction Materials — 0.4%
Taiheiyo Cement Corp.	1,000	23,641

Consumer Finance — 0.3%
Acom Co. Ltd.	5,100	20,782

Diversified Consumer Services — 0.2%
Benesse Holdings Inc.	600	16,245

Diversified Financial Services — 0.9%
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,400	16,600

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
ORIX Corp.	1,400	$18,570
Tokyo Century Corp.	500	21,743

		56,913

Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	800	18,148

Electric Utilities — 1.7%
Chubu Electric Power Co. Inc.	1,400	18,856
Chugoku Electric Power Co. Inc. (The)	1,400	19,232
Kansai Electric Power Co. Inc. (The)	1,600	15,943
Kyushu Electric Power Co. Inc.	2,400	19,960
Tohoku Electric Power Co. Inc.	2,000	20,718
Tokyo Electric Power Co. Holdings Inc.(a)	5,800	19,542

		114,251

Electrical Equipment — 0.9%
Fuji Electric Co. Ltd.	600	16,034
Mitsubishi Electric Corp.	1,600	21,067
Nidec Corp.	400	24,586

		61,687

Electronic Equipment, Instruments & Components — 2.9%
Hamamatsu Photonics KK	400	18,118
Hirose Electric Co. Ltd.	200	23,892
Hitachi Ltd.	600	19,242
Kyocera Corp.	400	21,649
Murata Manufacturing Co. Ltd.	400	22,333
Omron Corp.	400	26,509
Shimadzu Corp.	800	21,646
TDK Corp.	200	18,713
Yokogawa Electric Corp.	1,400	20,168

		192,270

Entertainment — 1.3%
Konami Holdings Corp.	600	21,080
Nexon Co. Ltd.	1,000	20,847
Square Enix Holdings Co. Ltd.	400	19,418
Toho Co. Ltd.	600	22,054

		83,399

Equity Real Estate Investment Trusts (REITs) — 3.0%
Daiwa House REIT Investment Corp.	8	19,782
GLP J-REIT	14	18,673
Japan Prime Realty Investment Corp.	6	18,323
Japan Real Estate Investment Corp.	4	21,831
Japan Retail Fund Investment Corp.	14	18,479
Nippon Building Fund Inc.	4	25,099
Nippon Prologis REIT Inc.	8	22,574
Nomura Real Estate Master Fund Inc.	14	17,218
Orix JREIT Inc.	14	20,246
United Urban Investment Corp.	18	19,080

		201,305

Food & Staples Retailing — 2.9%
Aeon Co. Ltd.	1,000	22,124
FamilyMart Co. Ltd.	1,200	22,489
Kobe Bussan Co. Ltd.	400	20,717
Lawson Inc.	400	22,128
Seven & i Holdings Co. Ltd.	600	20,534
Sundrug Co. Ltd.	600	20,216
Tsuruha Holdings Inc.	200	29,554
Welcia Holdings Co. Ltd.	400	33,601

		191,363

Security	Shares	Value

Food Products — 2.9%
Ajinomoto Co. Inc.	1,000	$17,051
Calbee Inc.	600	17,348
Kikkoman Corp.	400	20,123
MEIJI Holdings Co. Ltd.	200	15,055
NH Foods Ltd.	600	22,166
Nisshin Seifun Group Inc.	1,000	15,585
Nissin Foods Holdings Co. Ltd.	200	16,708
Toyo Suisan Kaisha Ltd.	400	20,903
Yakult Honsha Co. Ltd.	400	24,505
Yamazaki Baking Co. Ltd.	1,200	21,508

		190,952

Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	1,000	19,984
Toho Gas Co. Ltd.	400	19,715
Tokyo Gas Co. Ltd.	800	19,088

		58,787

Health Care Equipment & Supplies — 1.5%
Asahi Intecc Co. Ltd.	600	18,378
Hoya Corp.	200	18,768
Olympus Corp.	1,200	20,846
Sysmex Corp.	200	15,984
Terumo Corp.	600	23,558

		97,534

Health Care Providers & Services — 0.9%
Alfresa Holdings Corp.	1,000	20,170
Medipal Holdings Corp.	1,000	19,836
Suzuken Co. Ltd.	600	21,803

		61,809

Health Care Technology — 0.6%
M3 Inc.	1,000	40,284

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.	400	21,274
Oriental Land Co. Ltd.	200	28,988

		50,262

Household Durables — 2.7%
Casio Computer Co. Ltd.	1,200	21,130
Iida Group Holdings Co. Ltd.	1,200	17,821
Nikon Corp.	2,200	20,216
Panasonic Corp.	2,000	17,877
Rinnai Corp.	200	16,838
Sekisui Chemical Co. Ltd.	1,400	19,557
Sekisui House Ltd.	1,200	22,862
Sharp Corp.	1,600	17,331
Sony Corp.	400	25,522

		179,154

Household Products — 0.8%
Lion Corp.	800	18,304
Pigeon Corp.	400	15,594
Unicharm Corp.	600	22,333

		56,231

Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	1,000	18,870

Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	400	19,009
Toshiba Corp.	600	16,396

		35,405

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.3%
Dai-ichi Life Holdings Inc.	1,400	$18,232
Japan Post Holdings Co. Ltd.	2,700	19,651
Japan Post Insurance Co. Ltd.	1,600	20,316
MS&AD Insurance Group Holdings Inc.	600	17,627
Sompo Holdings Inc.	600	21,341
Sony Financial Holdings Inc.	800	19,277
T&D Holdings Inc.	1,900	17,160
Tokio Marine Holdings Inc.	400	17,331

		150,935

Interactive Media & Services — 0.9%
Kakaku.com Inc.	800	19,351
LINE Corp.(a)	400	20,012
Z Holdings Corp.	4,800	19,604

		58,967

Internet & Direct Marketing Retail — 0.9%
Mercari Inc.(a)	800	23,836
Rakuten Inc.	2,000	18,118
ZOZO Inc.	1,000	18,416

		60,370

IT Services — 3.6%
Fujitsu Ltd.	200	20,606
GMO Payment Gateway Inc.	400	45,036
Itochu Techno-Solutions Corp.	600	20,272
NEC Corp.	400	17,951
Nomura Research Institute Ltd.	800	21,148
NTT Data Corp.	1,600	18,490
Obic Co. Ltd.	200	34,678
Otsuka Corp.	400	19,307
SCSK Corp.	400	19,567
TIS Inc.	1,000	21,321

		238,376

Leisure Products — 1.5%
Bandai Namco Holdings Inc.	400	22,262
Sega Sammy Holdings Inc.	1,600	20,851
Shimano Inc.	200	36,776
Yamaha Corp.	400	19,455

		99,344

Machinery — 6.6%
Amada Co. Ltd.	2,000	17,840
Daifuku Co. Ltd.	400	31,113
FANUC Corp.	200	35,671
Hino Motors Ltd.	3,200	21,653
Hitachi Construction Machinery Co. Ltd.	800	21,014
Hoshizaki Corp.	200	16,151
Kawasaki Heavy Industries Ltd.	1,400	22,169
Komatsu Ltd.	800	16,188
Kubota Corp.	1,400	18,836
Kurita Water Industries Ltd.	600	16,635
Makita Corp.	600	20,328
MINEBEA MITSUMI Inc.	1,200	21,063
MISUMI Group Inc.	800	21,252
Mitsubishi Heavy Industries Ltd.	800	20,699
Miura Co. Ltd.	400	17,079
Nabtesco Corp.	600	18,629
NGK Insulators Ltd.	1,400	20,519
NSK Ltd.	2,600	19,017
Sumitomo Heavy Industries Ltd.	800	18,267
THK Co. Ltd.	800	20,792

Security	Shares	Value

Machinery (continued)
Yaskawa Electric Corp.	600	$21,553

		436,468

Marine — 0.3%
Nippon Yusen KK	1,200	17,298

Media — 1.0%
CyberAgent Inc.	400	20,161
Dentsu Group Inc.	800	21,423
Hakuhodo DY Holdings Inc.	1,800	22,371

		63,955

Metals & Mining — 1.9%
Hitachi Metals Ltd.	2,000	23,057
JFE Holdings Inc.	2,800	20,584
Maruichi Steel Tube Ltd.	800	20,487
Mitsubishi Materials Corp.	800	18,215
Nippon Steel Corp.	2,200	20,269
Sumitomo Metal Mining Co. Ltd.	800	22,284

		124,896

Multiline Retail — 1.2%
Isetan Mitsukoshi Holdings Ltd.	3,000	20,077
Marui Group Co. Ltd.	1,000	18,035
Pan Pacific International Holdings Corp.	1,000	20,151
Ryohin Keikaku Co. Ltd.	1,400	21,169

		79,432

Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	800	17,747
Inpex Corp.	2,400	16,728
JXTG Holdings Inc.	5,400	20,766

		55,241

Paper & Forest Products — 0.3%
Oji Holdings Corp.	3,700	18,580

Personal Products — 1.5%
Kao Corp.	200	16,052
Kobayashi Pharmaceutical Co. Ltd.	200	17,822
Kose Corp.	200	25,043
Pola Orbis Holdings Inc.	800	15,564
Shiseido Co. Ltd.	400	24,393

		98,874

Pharmaceuticals — 4.7%
Astellas Pharma Inc.	1,200	21,324
Chugai Pharmaceutical Co. Ltd.	200	29,498
Daiichi Sankyo Co. Ltd.	400	37,444
Eisai Co. Ltd.	200	15,664
Hisamitsu Pharmaceutical Co. Inc.	400	20,161
Kyowa Kirin Co. Ltd.	800	21,698
Nippon Shinyaku Co. Ltd.	200	17,227
Ono Pharmaceutical Co. Ltd.	800	22,849
Otsuka Holdings Co. Ltd.	400	18,059
Santen Pharmaceutical Co. Ltd.	1,000	18,471
Shionogi & Co. Ltd.	400	23,617
Sumitomo Dainippon Pharma Co. Ltd.	1,200	16,964
Taisho Pharmaceutical Holdings Co. Ltd.	400	25,396
Takeda Pharmaceutical Co. Ltd.	600	23,341

		311,713

Professional Services — 1.0%
Nihon M&A Center Inc.	600	24,115
Persol Holdings Co. Ltd.	1,600	21,163

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Recruit Holdings Co. Ltd.	600	$20,662

		65,940

Real Estate Management & Development — 2.7%
Aeon Mall Co. Ltd.	1,200	16,875
Daito Trust Construction Co. Ltd.	200	21,135
Daiwa House Industry Co. Ltd.	800	19,860
Hulic Co. Ltd.	1,800	18,211
Mitsubishi Estate Co. Ltd.	1,200	19,080
Mitsui Fudosan Co. Ltd.	1,000	19,246
Nomura Real Estate Holdings Inc.	1,000	18,509
Sumitomo Realty & Development Co. Ltd.	800	22,162
Tokyu Fudosan Holdings Corp.	4,000	20,272

		175,350

Road & Rail — 4.8%
Central Japan Railway Co.	200	34,223
East Japan Railway Co.	200	15,687
Hankyu Hanshin Holdings Inc.	600	22,165
Keikyu Corp.	1,200	20,060
Keio Corp.	400	23,762
Keisei Electric Railway Co. Ltd.	600	19,687
Kintetsu Group Holdings Co. Ltd.	400	19,641
Kyushu Railway Co.	600	17,014
Nagoya Railroad Co. Ltd.	600	18,100
Nippon Express Co. Ltd.	400	20,569
Odakyu Electric Railway Co. Ltd.	800	19,968
Seibu Holdings Inc.	1,600	20,911
Tobu Railway Co. Ltd.	600	21,274
Tokyu Corp.	1,200	19,024
West Japan Railway Co.	400	25,808

		317,893

Semiconductors & Semiconductor Equipment — 2.8%
Advantest Corp.	600	29,628
Disco Corp.	200	44,665
Lasertec Corp.	200	16,429
Renesas Electronics Corp.(a)	3,800	19,717
Rohm Co. Ltd.	200	13,459
SUMCO Corp.	1,200	18,390
Tokyo Electron Ltd.	200	39,913

		182,201

Software — 0.7%
Oracle Corp. Japan(a)	200	23,354
Trend Micro Inc.	400	21,980

		45,334

Specialty Retail — 1.7%
ABC-Mart Inc.	400	24,319
Nitori Holdings Co. Ltd.	200	36,265
Shimamura Co. Ltd.	200	14,072
USS Co. Ltd.	1,200	20,918
Yamada Denki Co. Ltd.	4,000	19,455

		115,029

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.4%
Brother Industries Ltd.	1,000	$18,833
Canon Inc.	800	16,477
FUJIFILM Holdings Corp.	400	18,494
Konica Minolta Inc.	200	741
Ricoh Co. Ltd.	2,800	20,688
Seiko Epson Corp.	1,800	20,283

		95,516

Tobacco — 0.2%
Japan Tobacco Inc.	800	15,872

Trading Companies & Distributors — 2.3%
ITOCHU Corp.	1,000	21,442
Marubeni Corp.	4,400	21,372
Mitsubishi Corp.	800	18,675
Mitsui & Co. Ltd.	1,200	18,217
MonotaRO Co. Ltd.	1,000	36,339
Sumitomo Corp.	1,400	16,867
Toyota Tsusho Corp.	800	20,272

		153,184

Transportation Infrastructure — 0.6%
Japan Airport Terminal Co. Ltd.	400	17,599
Kamigumi Co. Ltd.	1,000	19,538

		37,137

Wireless Telecommunication Services — 1.1%
KDDI Corp.	600	17,465
NTT DOCOMO Inc.	600	16,438
Softbank Corp.	1,400	17,751
SoftBank Group Corp.	400	17,940

		69,594

Total Common Stocks — 99.0% (Cost: $6,584,278)		6,546,999

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(b)(c)	16,284	16,308

Total Short-Term Investments — 0.2% (Cost: $16,308)		16,308

Total Investments in Securities — 99.2% (Cost: $6,600,586)		6,563,307

Other Assets, Less Liabilities — 0.8%		52,193

Net Assets — 100.0%		$6,615,500

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	16,284	16,284	$16,308	$817	(b)	$24		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	(1,000)	—	—	18		—		—

				$16,308	$835		$24		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	06/11/20	$58	$4,965

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,546,999	$—	$—	$6,546,999
Money Market Funds	16,308	—	—	16,308

	$6,563,307	$—	$—	$6,563,307

Derivative financial instruments(a)
Assets
Futures Contracts	$4,965	$—	$—	$4,965

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.